Shareholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of warrant activity
	Number of Common Stock Warrants	Weighted average exercise price	Weighted average life (years)	Intrinsic value of Warrants
Outstanding, January 1, 2021	2,632,278	$2.50	2.76	$—
Granted	1,818,182	2.50	3.00	—
Exercised	—	—	—	—
Canceled	—	—	—	—
Outstanding, September 30, 2021	4,450,460	$2.50	2.21	$—
Exercisable, September 30, 2021	4,450,460	$2.50	2.21	$—

	Number of Common Stock Warrants	Weighted average exercise price	Weighted average life (years)	Intrinsic value of Warrants
Outstanding, January 1, 2019	—	$—	—
Granted	200,000	1.25	5.00
Exercised	—	—	—
Canceled	—	—	—
Outstanding, December 31, 2019	200,000	1.25	4.26
Granted	2,882,278	2.39	3.20
Exercised	(180,000)	1.25	—
Canceled	(230,000)	1.25	—
Outstanding, December 31, 2020	2,632,278	$2.50	2.76	$—
Exercisable, December 31, 2020	2,632,278	$2.50	2.76	$—

Schedule of option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2020	—	$—	—
Granted	90,000	$2.50	5.0
Exercised	77,500	2.50	—
Forfeited	—	—	—
Cancelled	(12,500)	2.50	—
Expired	—	—	—
Outstanding at December 31, 2020	—	$—	—
Exercisable at December 31, 2020	—	$—	—